Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average number of outstanding shares
Basic	53,927	50,720	50,720
Effect of dilutive securities
Employee share-based compensation	0	0	0
Diluted	53,927	50,720	50,720